Future Principal Repayments On Long-Term Bank Borrowing (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012	$ 343,640
2013	641,240
2014	249,192
Borrowings	$ 1,234,072	$ 910,464